Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
October 31, 2021
RW22-NPRT1-1221
1.858584.115
Domestic Equity Funds - 9.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	18,529	319,624
Fidelity Series Commodity Strategy Fund (a)	143,326	612,000
Fidelity Series Large Cap Growth Index Fund (a)	10,630	205,487
Fidelity Series Large Cap Stock Fund (a)	11,464	222,639
Fidelity Series Large Cap Value Index Fund (a)	26,691	429,991
Fidelity Series Small Cap Opportunities Fund (a)	7,087	106,583
Fidelity Series Value Discovery Fund (a)	9,043	157,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,766,718)		2,053,576

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,930	161,442
Fidelity Series Emerging Markets Fund (a)	11,765	133,065
Fidelity Series Emerging Markets Opportunities Fund (a)	48,556	1,198,848
Fidelity Series International Growth Fund (a)	17,693	362,881
Fidelity Series International Index Fund (a)	12,142	152,388
Fidelity Series International Small Cap Fund (a)	5,386	129,910
Fidelity Series International Value Fund (a)	30,937	359,490
Fidelity Series Overseas Fund (a)	24,799	361,822
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,247,755)		2,859,846

Bond Funds - 59.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	133,077	1,342,751
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,425	44,387
Fidelity Series Corporate Bond Fund (a)	164,180	1,820,752
Fidelity Series Emerging Markets Debt Fund (a)	13,434	123,188
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,088	40,634
Fidelity Series Floating Rate High Income Fund (a)	2,650	24,701
Fidelity Series Government Bond Index Fund (a)	224,987	2,382,609
Fidelity Series High Income Fund (a)	14,785	141,344
Fidelity Series Inflation-Protected Bond Index Fund (a)	175,587	1,977,115
Fidelity Series International Credit Fund (a)	888	8,845
Fidelity Series International Developed Markets Bond Index Fund (a)	26,449	259,202
Fidelity Series Investment Grade Bond Fund (a)	219,555	2,564,400
Fidelity Series Investment Grade Securitized Fund (a)	171,643	1,773,074
Fidelity Series Long-Term Treasury Bond Index Fund (a)	72,648	618,235
Fidelity Series Real Estate Income Fund (a)	7,166	84,277
TOTAL BOND FUNDS (Cost $12,782,200)		13,205,514

Short-Term Funds - 19.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	918,862	918,862
Fidelity Series Short-Term Credit Fund (a)	78,296	789,221
Fidelity Series Treasury Bill Index Fund (a)	256,049	2,560,491
TOTAL SHORT-TERM FUNDS (Cost $4,263,234)		4,268,574

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,059,907)	22,387,510
NET OTHER ASSETS (LIABILITIES) - 0.0%	(515)
NET ASSETS - 100.0%	22,386,995

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,356,879	19,411	-	5	5,278	1,342,751
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	136,925	93,170	-	12	620	44,387
Fidelity Series Blue Chip Growth Fund	305,614	93,937	50,527	53,955	(1,578)	(27,822)	319,624
Fidelity Series Canada Fund	143,413	18,688	8,745	-	(9)	8,095	161,442
Fidelity Series Commodity Strategy Fund	588,241	235,049	72,493	186,471	(15,767)	(123,030)	612,000
Fidelity Series Corporate Bond Fund	1,830,594	140,783	117,522	11,712	(850)	(32,253)	1,820,752
Fidelity Series Emerging Markets Debt Fund	119,000	10,856	4,546	1,369	(41)	(2,081)	123,188
Fidelity Series Emerging Markets Debt Local Currency Fund	38,669	4,937	1,473	-	(27)	(1,472)	40,634
Fidelity Series Emerging Markets Fund	127,986	14,769	10,675	-	(264)	1,249	133,065
Fidelity Series Emerging Markets Opportunities Fund	1,175,276	133,313	97,774	-	(981)	(10,986)	1,198,848
Fidelity Series Floating Rate High Income Fund	23,067	2,253	906	243	6	281	24,701
Fidelity Series Government Bond Index Fund	2,312,193	200,374	92,171	6,166	(600)	(37,187)	2,382,609
Fidelity Series Government Money Market Fund 0.07%	1,067,298	63,206	211,642	194	-	-	918,862
Fidelity Series High Income Fund	137,235	11,694	7,149	1,694	49	(485)	141,344
Fidelity Series Inflation-Protected Bond Index Fund	2,615,921	156,944	800,393	-	23,105	(18,462)	1,977,115
Fidelity Series International Credit Fund	8,972	59	-	59	-	(186)	8,845
Fidelity Series International Developed Markets Bond Index Fund	-	266,014	4,661	-	(35)	(2,116)	259,202
Fidelity Series International Growth Fund	341,984	43,511	29,129	-	55	6,460	362,881
Fidelity Series International Index Fund	141,976	18,564	9,939	-	(19)	1,806	152,388
Fidelity Series International Small Cap Fund	119,991	11,127	5,702	-	(9)	4,503	129,910
Fidelity Series International Value Fund	339,171	37,235	28,467	-	199	11,352	359,490
Fidelity Series Investment Grade Bond Fund	2,522,667	193,176	116,444	13,059	(1,071)	(33,928)	2,564,400
Fidelity Series Investment Grade Securitized Fund	1,740,283	126,017	77,871	2,243	(337)	(15,018)	1,773,074
Fidelity Series Large Cap Growth Index Fund	194,958	23,171	26,044	-	1,084	12,318	205,487
Fidelity Series Large Cap Stock Fund	214,616	36,953	25,923	12,799	(287)	(2,720)	222,639
Fidelity Series Large Cap Value Index Fund	415,427	49,610	49,881	-	613	14,222	429,991
Fidelity Series Long-Term Treasury Bond Index Fund	657,097	54,811	82,520	3,053	(7,878)	(3,275)	618,235
Fidelity Series Overseas Fund	342,812	42,451	33,486	-	252	9,793	361,822
Fidelity Series Real Estate Income Fund	82,828	6,576	5,063	1,501	11	(75)	84,277
Fidelity Series Short-Term Credit Fund	915,344	60,767	178,472	5,175	(658)	(7,760)	789,221
Fidelity Series Small Cap Opportunities Fund	103,098	33,585	14,405	24,536	(1,347)	(14,348)	106,583
Fidelity Series Treasury Bill Index Fund	2,973,135	176,433	589,077	299	(96)	96	2,560,491
Fidelity Series Value Discovery Fund	152,669	18,694	17,967	-	176	3,680	157,252
	21,751,535	3,779,361	2,883,648	324,528	(6,287)	(253,451)	22,387,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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